SHORT-TERM BANK BORROWINGS (Tables)	12 Months Ended
Sep. 30, 2017
Debt Disclosure [Abstract]
Schedule of Short-term Debt [Table Text Block]
Short-term bank borrowings consisted of the following at September 30, 2017:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank - Longwan Branch	5,580,000	838,530	1/13/2017	1/12/2018	5.44%
Agricultural Bank - Longwan Branch	8,700,000	1,307,385	1/18/2017	1/17/2018	5.66%
Agricultural Bank - Longwan Branch	5,750,000	864,076	8/17/2017	8/16/2018	5.44%
Agricultural Bank - Longwan Branch	4,300,000	646,179	8/14/2017	8/13/2018	5.44%
Agricultural Bank - Longwan Branch	6,000,000	901,646	9/22/2017	9/21/2018	5.65%
Agricultural Bank - Longwan Branch	6,190,000	930,198	12/16/2016	12/11/2017	4.79%
Agricultural Bank - Longwan Branch	10,000,000	1,502,743	1/10/2017	1/9/2018	4.79%
Minsheng Bank	4,350,000	653,693	6/30/2017	6/30/2018	5.44%
Minsheng Bank	3,250,000	488,391	6/30/2017	6/30/2018	5.44%
Xingye Bank	6,500,000	976,783	9/4/2017	12/4/2017	6.50%*
Zhejiang Commerce Bank	6,000,000	901,646	7/27/2017	4/20/2018	7.50%
Zhejiang Commerce Bank	1,500,000	225,411	7/28/2017	4/20/2018	7.50%
Bank of China - Longwan Branch	8,550,000	1,284,845	4/10/2017	3/29/2018	4.79%
Xingye Bank	6,500,000	976,783	9/5/2017	12/20/2017	6.50%*
Zhejiang Commerce Bank	10,500,000	1,577,880	7/28/2017	4/20/2018	7.50%
Pingan Bank	7,960,000	1,196,183	9/27/2017	9/25/2018	6.09%*
China Merchants Bank	5,400,000	811,481	12/20/2016	12/11/2017	5.44%
China Merchants Bank	5,990,000	900,143	12/20/2016	12/11/2017	5.44%
China Merchants Bank	5,000,000	751,371	12/20/2016	12/11/2017	5.44%
China Merchants Bank	410,000	61,612	12/22/2016	12/11/2017	5.52%
Bank of China - Longwan Branch	1,490,000	223,909	4/10/2017	3/29/2018	4.79%
Bank of China - Longwan Branch	2,760,000	414,757	4/10/2017	3/29/2018	4.79%
Xingye Bank	5,000,000	751,371	9/6/2017	12/14/2017	6.50%*
Bank of Communications	3,000,000	450,823	5/10/2017	11/13/2017	7.60%
Bank of Communications	3,000,000	450,823	4/18/2017	11/13/2017	7.12%
Bank of Communications	3,000,000	450,823	4/14/2017	11/13/2017	6.30%
Bank of Communications	3,000,000	450,823	4/19/2017	11/13/2017	7.60%
Bank of Communications	2,300,000	345,630	5/11/2017	11/13/2017	7.60%
Total	141,980,000	21,335,938

* These short-term borrowings were subject to variable interest rates, which are determined by the issuing banks with prime rate plus 1.79 - 2.2% on monthly or quarterly basis. The variable interest rates quoted in the table above were effective for the period ended September 30, 2017.

Short-term bank borrowings consisted of the following at September 30, 2016:

Bank Name	Amount - RMB	Amount - USD	Issuance Date	Expiration Date	Interest
Agricultural Bank - Longwan Branch	6,240,000	935,382	12/16/2015	12/11/2016	5.66%
Agricultural Bank - Longwan Branch	2,500,000	374,752	3/17/2016	3/16/2017	4.57%
Agricultural Bank - Longwan Branch	7,000,000	1,049,307	4/7/2016	3/26/2017	4.12%
Agricultural Bank - Longwan Branch	2,210,000	331,281	4/12/2016	4/11/2017	4.51%
Agricultural Bank - Longwan Branch	4,000,000	599,604	6/2/2016	5/26/2017	4.65%
Agricultural Bank - Longwan Branch	2,040,000	305,798	6/13/2016	6/11/2017	4.65%
Agricultural Bank - Longwan Branch	2,700,000	404,733	6/16/2016	6/11/2017	4.65%
Agricultural Bank - Longwan Branch	5,750,000	861,931	8/26/2016	8/16/2017	5.22%
Agricultural Bank - Longwan Branch	4,300,000	644,574	9/9/2016	7/26/2017	5.06%
Agricultural Bank - Longwan Branch	6,000,000	899,406	9/22/2016	9/21/2017	5.00%
Bank of China - Longwan Branch	13,000,000	1,948,713	8/26/2016	4/8/2017	4.79%
CMBC-10802	7,600,000	1,139,248	5/25/2016	11/22/2016	5.44%
CMBC-10802	5,400,000	809,465	6/15/2016	11/22/2016	5.66%
CMBC-10802	5,000,000	749,505	6/17/2016	11/22/2016	5.66%
Zhejiang Commerce Bank	2,000,000	299,802	2/5/2016	2/4/2017	6.00%
Zhejiang Commerce Bank	1,500,000	224,851	2/5/2016	2/4/2017	6.00%
Zhejiang Commerce Bank	1,500,000	224,851	2/6/2016	2/5/2017	6.00%
Zhejiang Commerce Bank	5,000,000	749,505	3/2/2016	3/1/2017	6.00%
Zhejiang Commerce Bank	5,000,000	749,505	3/7/2016	3/6/2017	6.00%
Zhejiang Commerce Bank	5,000,000	749,505	3/9/2016	3/8/2017	6.00%
Industrial Bank	6,481,268	971,549	9/25/2015	9/23/2016*	7.00%
Industrial Bank	6,500,000	974,356	9/25/2015	9/25/2016*	7.00%
Minsheng Bank	5,000,000	749,505	3/8/2016	10/19/2016	6.70%
Minsheng Bank	3,500,000	524,653	4/16/2016	4/11/2017	5.00%
Minsheng Bank	5,400,000	809,465	4/8/2016	4/8/2017	5.00%
Pingan Bank	8,000,000	1,199,210	3/3/2016	3/3/2017	5.22%
Agricultural Bank	1,964,381	294,463	12/31/2015	9/11/2016*	5.79%
Bank of Communications	5,000,000	749,505	5/20/2016	5/20/2017	6.53%
Bank of Communications	5,000,000	749,505	5/23/2016	5/23/2017	7.60%
Bank of Communications	4,800,000	719,525	5/24/2016	5/24/2017	7.60%
Total	145,385,649	21,793,454

* The Company paid off these short-term bank borrowings in October 2016.

Schedule of Financial Instruments Owned and Pledged as Collateral [Table Text Block]
The carrying values of the Company's pledged assets to secure short-term borrowings by the Company are as follows:

	As of September 30,
	2017	2016
Buildings, net	$3,611,529	$3,704,284
Land use rights, net	457,391	468,148
Machinery, net	281,355	303,856
Total	$4,350,275	$4,476,288